Employees' Stock Option Plans (ESOP) - Additional Information (Details) ₨ in Millions							12 Months Ended
		Feb. 27, 2018 shares	Feb. 20, 2018 USD ($)	Feb. 20, 2018 INR (₨)	Oct. 14, 2016	Mar. 31, 2016 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized							2,400,000,000	2,400,000,000
Number of shares outstanding	[1]					2,285,621,088	2,173,312,301	2,285,655,150	2,285,621,088	1,142,805,132
Treasury shares net						11,323,576	10,801,956	11,289,514	11,323,576	5,667,200
Number of RSUs granted							2,822,223	4,192,750	124,061
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity shares issuable as RSUs at par value						17,038,883
Equity shares issuable as stock options at market price						7,000,000
Instruments average vesting period						4 years
Treasury shares net							10,801,956	11,289,514
Number of shares earmarked for welfare activities of the employees							100,000
Incentive units outstanding net of forfeitures							111,757	106,845
Weighted average exercise price, Exercised | $							$ 15.48	$ 16.10	$ 16
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period					4 years
2015 Stock Incentive Compensation Plan | Chief Executive Officer and Managing Director | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments eligibility annual equity grants			$ 500,000	₨ 32.5
Vesting period			will vest over time in 3 equal annual installments upon completion of each year of service from the respective grant date	will vest over time in 3 equal annual installments upon completion of each year of service from the respective grant date
Number of RSUs granted		28,256
Weighted average exercise price, Exercised | $							$ 15.48	$ 16.10	$ 16
2015 Stock Incentive Compensation Plan | Chief Executive Officer and Managing Director | One Time Grant Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			will vest over time in 2 equal annual installments upon completion of each year of service from the grant date	will vest over time in 2 equal annual installments upon completion of each year of service from the grant date
Fair value of instruments eligibility for one time equity grants			$ 1,500,000	₨ 97.5
Number of RSUs granted		84,768
2015 Stock Incentive Compensation Plan | Chief Executive Officer and Managing Director | Annual Grant Performance Based Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			will vest after completion of three years the first of which concludes on March 31, 2021, subject to achievement of performance targets set by the Board or its committee.	will vest after completion of three years the first of which concludes on March 31, 2021, subject to achievement of performance targets set by the Board or its committee.
Fair value of instruments annual grant performance based RSU			$ 2,000,000	₨ 130.0
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized						24,038,883			24,038,883
Expected period to grant instruments						7 years
2015 Stock Incentive Compensation Plan | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected period to grant instruments						4 years
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding						11,223,576			11,223,576

[1]	excludes treasury shares of 10,801,956 as of March 31, 2018, 11,289,514 as of March 31, 2017 and 11,323,576 as of March 31, 2016 and 5,667,200 April 1, 2015, held by consolidated trust